Share-based Payments - Summary of the activity under the Share Option Scheme (Detail) - Share Options Scheme [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Outstanding	86,759,375
Number of options - Granted	12,292,710
Number of options - Forfeited	(7,384,942)
Number of options - Exercised	(29,906,941)
Number of options - Outstanding	61,760,202	86,759,375
Number of options - Vested and expected	61,760,202
Number of options - Exercisable	28,437,976
Weighted- average exercise price - Outstanding	$ 0.07
Weighted- average exercise price - Granted	0.07
Weighted- average exercise price - Forfeited	0.07
Weighted- average exercise price - Exercised	0.07
Weighted- average exercise price - Outstanding	0.07	$ 0.07
Weighted- average exercise price - Vested and expected	0.07
Weighted- average exercise price - Exercisable	0.07
Weighted- average grant- date fair value - Outstanding	0.54
Weighted- average grant- date fair value - Forfeited	1.38
Weighted- average grant- date fair value - Granted	2.80
Weighted- average grant- date fair value - Exercised	0.71
Weighted- average grant- date fair value - Outstanding	0.87	$ 0.54
Weighted- average grant- date fair value - Vested and expected	0.87
Weighted- average grant- date fair value - Exercisable	$ 0.46
Weighted- average remaining contractual term - Outstanding	6 years 7 months 9 days	7 years 1 month 13 days
Weighted- average remaining contractual term - Vested and expected	6 years 7 months 9 days
Weighted- average remaining contractual term - Exercisable	5 years 2 months 19 days
Aggregate intrinsic value - Outstanding	$ 0.98	$ 2.83
Aggregate intrinsic value - Vested and expected	0.98
Aggregate intrinsic value - Exercisable	$ 0.98